Exceptional items - Additional Information (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Analysis Of Income And Expense [Line Items]
Investigation of strategic opportunities and other items		€ 7.7	€ 18.8	€ 7.0	€ 7.7	€ 0.0
Restructuring activities charges			14.0
Supply chain reconfiguration		0.0	14.0	84.3		0.0
Restructuring reconfiguration charge				54.0
Supply chain reconfiguration provision				30.3
Integration costs		4.5	15.1	29.6		0.0
Costs related to transactions		34.1	3.2	4.8		0.7
Long-term incentive scheme		3.5	0.0	1.9		0.0
Other restructuring costs (credits)		8.9	0.0	(1.0)		0.0
Income from reimbursements under insurance policies		2.5	0.0	4.3		0.0
Impairment of intangible assets		0.0	0.0	0.0		0.0
Income (charge) related to legacy matters		(1.9)	5.6	(1.8)		0.0
Charge associated with settlements of tax audits			3.9
Gain from reassessment of sales tax provision			4.2
Gain from reassessment of interest on sales tax provision			1.2
Gain on legacy pension plan			2.8
Gain on disposal of non-operational factory			1.3
Tax impact of exceptional items		6.1	13.8	8.8
Cash flows used relating to exceptional items		€ 91.6	€ 99.5	49.2		0.7
Predecessor
Analysis Of Income And Expense [Line Items]
Investigation of strategic opportunities and other items	€ 1.3
Supply chain reconfiguration	0.0
Integration costs	0.0
Costs related to transactions	3.8
Long-term incentive scheme	22.9
Payment of accelerated charge to align the cumulative charges	19.7
Non-cash charge to reflect the vesting of non-forfeited interests	3.2
Other restructuring costs (credits)	0.0
Income from reimbursements under insurance policies	(1.3)
Impairment of intangible assets	55.0
Income (charge) related to legacy matters	0.0
Tax impact of exceptional items	22.0					0.0
Cash flows used relating to exceptional items	€ 6.2					€ 0.7
Previously stated
Analysis Of Income And Expense [Line Items]
Investigation of strategic opportunities and other items				€ 8.8	€ 9.6